Performance Management	Sep. 11, 2025
Vulcan Value Partners Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The Fund is the successor to the Predecessor Vulcan Value Partners Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on September 12, 2025. The performance provided in the bar chart and table is that of the Predecessor Fund. The table compares the Predecessor Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/ or by calling 1-877-524-9155 .

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	If sales charges were included, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The bar chart above shows returns for Investor Class shares.

During the period shown in the bar chart, the best performance for a quarter was 24.87% (for the quarter ended June 30, 2020) and the worst performance was 28.51% (for the quarter ended June 30, 2022).

As of June 30, 2025, the year-to-date total return was 4.56% for the Investor Class shares.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	4.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	24.87%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	28.51%
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
Institutional Class Shares	One Year	Five Year	Since Inception*	Ten Year
Return Before Taxes	17.88%	7.21%	9.79%	N/A
Return After Taxes on Distributions	17.68%	6.00%	8.46%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	10.59%	5.34%	7.43%	N/A
Investor Class Shares
Return Before Taxes	17.50%	6.95%	N/A	11.08%
Return After Taxes on Distributions	17.41%	5.77%	N/A	9.95%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	5.14%	N/A	9.02%
S&P 500 Total Return Index® (reflects no deductions for fees, expenses, or taxes)	25.02%	14.53%	14.99%	13.10%
Russell 1000 Value Index® (reflects no deductions for fees, expenses, or taxes)	14.37%	8.68%	9.46%	8.49%

*	Inception date for Institutional Class Shares: May 1, 2019

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund/
Performance Availability Phone [Text]	1-877-524-9155
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The Fund is the successor to the Predecessor Vulcan Value Partners Small Cap Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on September 12, 2025. The performance provided in the bar chart and table is that of the Predecessor Fund. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund or by calling 1-877-421-5078.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart Does Not Reflect Sales Loads [Text]	If sales charges were included, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The bar chart above shows returns for Investor Class shares.

During the period shown in the bar chart, the best performance for a quarter was 39.75% (for the quarter ended December 31, 2020) and the worst performance was 42.25% (for the quarter ended March 31, 2020).

As of June 30, 2025, the year-to-date total return was 1.86% for the Investor Class shares.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	39.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	42.25%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2024)
Institutional Class Shares	One Year	Five Year	Since Inception*	Ten Year
Return Before Taxes	-1.18%	-1.65%	0.66%	-
Return After Taxes on Distributions	-1.73%	-3.75%	-1.45%	-
Return After Taxes on Distributions and Sale of Predecessor Fund Shares	-0.67%	-1.54%	0.23%	-
Investor Class Shares
Return Before Taxes	-1.40%	-1.90%	N/A	2.86%
Return After Taxes on Distributions	-1.84	-3.97%	N/A	0.87%
Return After Taxes on Distributions and Sale of Predecessor Fund Shares	-0.81	-1.71%	N/A	1.92%
S&P 500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.53%	14.99%	13.10%
Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)	11.54%	7.40%	7.77%	7.82%
Russell 2000 Value Index® (reflects no deductions for fees, expenses, or taxes)	8.05%	7.29%	7.54%	7.14%

*	Inception Date for Institutional Class Shares: May 1, 2019

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund
Performance Availability Phone [Text]	1-877-421-5078